RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Accounts payable - related party	$ 6,169
Officer and Director [Member]
Salaries	24,000
Consulting Fees	$ 24,650	$ 3,500	$ 31,920